FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of gross holding gains and fair value of held-to-maturity securities

The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 is as follows:

			Gross
		Amortized	Holding
	Held-To-Maturity	Cost	Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Matured on 1/28/21)*	230,091,280	7,515	230,098,795
*	Upon maturity, the securities were reinvested into money market funds, which invest in U.S. Treasury Securities. As of December 31, 2021 there were no held-to-maturity securities.

Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

	Markets	September 30,	Markets	December 31,
Description	(level)	2022	(level)	2021
Assets:
Cash and Marketable Securities held in Trust Account	1	$40,293,597	1	$230,158,259
Liabilities:
PIPE derivative liability- PIPE Incentive Shares	3	$19,905,700	—	$—
Warrant Liability – Public Warrants	1	$1,150,000	1	$7,820,000
Warrant Liability – Private Placement	2	$660,000	3	$4,946,082

	Markets	December 31,	December 31,
Description	(level)	2021	2020
Assets:
Cash and marketable securities held in Trust Account	1	$230,157,661	$230,098,795
Liabilities:
Warrant Liability – Public Warrants	1	$7,820,000	$15,985,000
Warrant Liability – Private Placement	3	$4,946,082	$9,504,000

Schedule of initial measurement of key inputs for Private Placement Warrants and Public Warrants

December 31,
Input:	2021
Risk-free interest rate	1.26%
Expected term (years)	5.28
Expected volatility	18.8%
Exercise price	$11.50
Stock Price	$9.96

	December 31,	December 31,
Input:	2021	2020
Risk-free interest rate	1.26%	0.36%
Expected term (years)	5.28	5.49
Expected volatility	18.8%	22.7%
Exercise price	$11.50	$11.50
Stock Price	$9.96	$10.22

Schedule of changes in fair value of warrant liabilities

	Private
	Placement	Public
Fair value as of May 28, 2020	—	—
Initial measurement on July 30, 2020	$6,732,000	$11,270,000
Transfer from Level 3 to Level 1	—	(11,270,000)
Change in fair value	2,772,000	—
Fair value as of December 31, 2020	$9,504,000	—
Change in fair value	(4,557,918)	—
Fair value as of December 31, 2021	$4,946,082	—

Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of changes in fair value of warrant liabilities

Private
Placement
Fair value as of January 1, 2022	$4,946,082
Change in fair value	(295,793)
Fair value as of March 31, 2022	4,650,289
Change in fair value	(4,122,289)
Fair value as of June 30, 2022	528,000
Change in fair value	132,000
Transfer to Level 2	(660,000)
Fair value as of September 30, 2022	$—

Private
Placement
Fair value as of January 1, 2021	$9,504,000
Change in fair value	3,871,560
Fair value as of March 31, 2021	13,375,560
Change in fair value	(115,675)
Fair value as of June 30, 2021	13,259,885
Change in fair value	(9,104,121)
Fair value as of September 30, 2021	$4,155,764

Derivative [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of initial measurement of key inputs for Private Placement Warrants and Public Warrants

	As of	As of
	September 30,	September 7,
	2022	2022
Incentive shares	2,000,000	2,000,000
Per share subscription price	$10.00	$10.00
Discount period	0.210	0.150
Present value factor	0.994	0.995

Schedule of changes in fair value of warrant liabilities

PIPE Derivative
Liability
Fair value as of September 7, 2022	$19,878,900
Change in fair value	26,800
Fair value as of September 30, 2022	$19,905,700